Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2018
Taxes on Income [Abstract]
Schedule of deferred tax liabilities, net

1)	Presentation in consolidated statements of financial position:

	December 31,
	2018	2017
Deferred taxes assets	$14,214	$15,878
Deferred tax liabilities	(34,800)	(36,605)
	$(20,586)	$(20,727)

2)	Composition:

	December 31,
	2018	2017
Net operating losses carried forward	$4,579	$8,081
Intangibles and fixed assets	(32,895)	(35,834)
Differences in measurement basis (cash basis for tax purposes)	(1,571)	(4,298)
Other	9,301	11,324
	$(20,586)	$(20,727)

Schedule of pre-tax income
	Year ended December 31,
	2018	2017	2016

Domestic (Israel)	$81,317	$38,204	$51,552
Foreign	20,379	14,607	25,711

Total	$101,696	$52,811	$77,263

Schedule of taxes on income (tax benefit)
	Year ended December 31,
	2018	2017	2016

Current taxes	$30,302	$22,375	$20,952
Deferred taxes	(6,001)	(9,004)	211

Total	$24,301	$13,371	$21,163

Schedule of theoretical tax expense

	Year ended December 31,
	2018	2017	2016

Income before income taxes, as per the statement of operations	$101,696	$52,811	$77,263

Statutory tax rate in Israel	23%	24%	25%

Tax computed at the statutory tax rate	23,390	12,675	19,316

Non-deductible expenses (non-taxable income) net and tax-deductible costs not included in the accounting costs	1,393	1,522	978
Effect of different tax rates	379	843	(1,143)
Effect of "Approved, Beneficiary or Preferred Enterprise" status	(1,233)	(252)	(1,338)
Group's share of profits of companies accounted for at equity	(86)	(270)	(87)
Deferred taxes on current losses (utilization of carry forward losses) and temporary differences for which a valuation allowance was provided, net	(796)	4,695	1,442
Effect of change in tax rates	-	(5,796)	112
Taxes in respect of prior years	(485)	(227)	1,718
Uncertain tax positions	2,703	342	(234)
Other	(964)	(439)	399

Taxes on income	$24,301	$13,371	$21,163

Schedule of total unrecognized tax benefits

Balance as of December 31, 2015	2,492

Increase due to consolidation in a subsidiary	227
Decrease related to prior years' tax positions	(286)
Increase related to current year tax positions	847

Balance as of December 31, 2016	3,280

Increase due to consolidation in a subsidiary	66
Decrease related to prior years' tax positions	(135)
Increase related to current year tax positions	813

Balance as of December 31, 2017	4,024

Decrease related to prior years' tax positions	(198)
Increase related to current year tax positions	2,775

Balance as of December 31, 2018	6,601